NYSE

16004231

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

Received SEC

MAR 07 2016

Washington, DC 20549

001-02360

March 7, 2016

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the €1,000,000,000 0.500% Notes Due 2021, €750,000,000 1.125% Notes Due 2024, and €500,000,000 1.750% Notes Due 2028 of INTERNATIONAL BUSINESS MACHINES CORPORATION under the Exchange Act of 1934.

Sincerely,

Silvio Conte